Significant accounting policies - Basis of Presentation and principles of consolidation (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Allocation of Expenses
Selling and marketing expenses | ¥		¥ 112,414	¥ 99,020	¥ 77,731
General and administrative expenses | ¥		¥ 85,700	¥ 77,773	¥ 66,993
Fang
Allocation of Expenses
Cost of revenues	$ 2,309				$ 4,622
Selling and marketing expenses	305				441
General and administrative expenses	1,723				4,856
Total	$ 4,337				$ 9,919